Taxation (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation allowance
Balance at beginning of the year	¥ 1,878,643	¥ 672,889	¥ 0
Additions	2,491,044	1,205,754	672,889
Balance at end of the year	¥ 4,369,687	¥ 1,878,643	¥ 672,889